RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024
Related Party Transaction [Line Items]
TOTAL	$ 2,271	$ 2,271
RQS Capital [Member]
Related Party Transaction [Line Items]
TOTAL	$ 2,271	$ 2,271